Investments in Associates and Other Companies (Details) - Schedule of Investments in Associates and Other - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in Associates and Other Companies (Details) - Schedule of Investments in Associates and Other [Line Items]
Carrying value		$ 55,284	$ 46,586	$ 37,694
Profit and loss		$ 8,763	$ 10,310	$ (475)
Redbanc S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of Investments in Associates and Other [Line Items]
Ownership interest	[1]	33.43%	33.43%	33.43%
Carrying value	[1]	$ 4,168	$ 3,800	$ 3,321
Profit and loss	[1]	$ 255	$ 572	$ 472
Transbank S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of Investments in Associates and Other [Line Items]
Ownership interest	[1]	25.00%	25.00%	25.00%
Carrying value	[1]	$ 32,736	$ 27,732	$ 21,288
Profit and loss	[1]	$ 5,007	$ 6,508	$ (3,046)
Centro de Compensación Automatizado S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of Investments in Associates and Other [Line Items]
Ownership interest		33.33%	33.33%	33.33%
Carrying value		$ 4,863	$ 5,172	$ 3,664
Profit and loss		$ 1,689	$ 1,567	$ 876
Sociedad Interbancaria de Depósito de Valores S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of Investments in Associates and Other [Line Items]
Ownership interest		29.29%	29.29%	29.29%
Carrying value		$ 2,615	$ 1,949	$ 1,769
Profit and loss		$ 505	$ 442	$ 344
Cámara Compensación de Alto Valor S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of Investments in Associates and Other [Line Items]
Ownership interest		15.00%	15.00%	15.00%
Carrying value		$ 1,199	$ 1,110	$ 1,008
Profit and loss		$ 88	$ 140	$ 58
Administrador Financiero del Transantiago S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of Investments in Associates and Other [Line Items]
Ownership interest		20.00%	20.00%	20.00%
Carrying value		$ 4,285	$ 3,169	$ 3,134
Profit and loss		$ 726	$ 804	$ 437
Servicios De Infraestructura De Mercado OTC S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of Investments in Associates and Other [Line Items]
Ownership interest		12.48%	12.48%	12.48%
Carrying value		$ 1,824	$ 1,682	$ 1,561
Profit and loss		134	109	33
Subtotal
Investments in Associates and Other Companies (Details) - Schedule of Investments in Associates and Other [Line Items]
Carrying value		51,690	44,614	35,745
Profit and loss		8,404	10,142	(826)
Bladex [Member]
Investments in Associates and Other Companies (Details) - Schedule of Investments in Associates and Other [Line Items]
Carrying value
Profit and loss				188
Stock Exchanges [Member]
Investments in Associates and Other Companies (Details) - Schedule of Investments in Associates and Other [Line Items]
Carrying value		3,575	1,964	1,941
Profit and loss		349	168	163
Others [Member]
Investments in Associates and Other Companies (Details) - Schedule of Investments in Associates and Other [Line Items]
Carrying value		19	$ 8	$ 8
Profit and loss		$ 10

[1]	In December 2021, the Bank reclassified its participation in Redbanc S.A. and Transbank S.A. as Investment in associates, after its prior decision to classify them as “Non-current assets held for sale and discontinued operations”, due to lack of buyers. See Note 1 v) and Note 39.